Putnam Investments, LLC
                                               One Post Office Square
                                               Boston, MA 02109
                                               July 7, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Investment Funds (Reg. No. 33-56339) (811-7237)
    Post-Effective Amendment No. 63 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Putnam International Blend Fund and Putnam Small Cap Value Fund (the "Funds") pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 63 to the Funds' Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 30, 2004.

Comments or questions concerning this certificate may be directed to Beth Werths at 1-800-225-2465, ext. 1-1913.

                                               Very truly yours,

                                               Putnam Investment Funds

                                               /s/ Charles E. Porter
                                           By: --------------------------------
                                               Charles E. Porter
                                               Executive Vice President

cc: Jason P. Pogorelec, Esq., Ropes & Gray LLP